Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	December 31,
	2020	2019
Prepayments	$2,394	$1,465
VAT receivables	1,263	980
Other assets – goods to be consumed in R&D activities	398	260
	$4,055	$2,705